ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

ORGANIZATION

BUSINESS

800 Commerce Inc. (“800 Commerce” or the “Company”) was formed in the State of Florida on February 10, 2010. The Company operates payment processing services, gift and loyalty card program, prepaid debit cards and mobile marketing campaigns for consumers and businesses. Our corporate website is www.800Commerce.com. The Company offers MasterCard prepaid cards branded with corporations’ brands. The prepaid cards can be used for various applications including payroll, corporate incentives, employee incentives, and general use.  Each of these activities creates a fee opportunity for us and our affiliated banks and merchants.

The Company offers merchant processing services through Independent Service Organizations (“ISO”) and agent agreements with FrontStream Payments and Pay Ventures from which we receive residuals from each merchant account each month. In order to provide payment-processing services for Visa, MasterCard and Discover transactions, the Company must be sponsored by a financial institution that is a principal member of the respective Visa, MasterCard and Discover card associations. The Company has agreements with several processors to provide to us, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools. The Company also maintains a bank sponsorship agreement for its prepaid card programs. Monthly revenues are derived through merchant account residual payments paid to us via wire transfer or ACH each month.

The Company’s merchant processing division is designed to provide innovative payment solutions for high volume clients and/or customized branded advertisers. The Company’s mobile marketing platform and tools are designed to enable large brands or anyone with substantial reach to utilize the mobile device as a new means to communicate.

The Company’s revenues are paid to us through Front Stream Payments, Inc., and Pay Ventures Inc. The bulk of that revenue comes from merchant processing services. The company is primarily a Business to Business (“B2B”) player and/or white label service, and will in the future seek to have a consumer brand presence for its’ own name within the merchant processing sector and mobile marketing industry

RECENT EVENTS

The Company has been approved by the Common Short Code Administration for use and operation of the international short code “MY800” (69800) as proprietary intellectual property with the use of unlimited keywords. The Company’s Short Message Service (SMS) gateway offers a hosted messaging platform to SMS-enable any application, website or system. This will enable the Company’s customers the immediate capability to deliver and receive messages to and from any application, via the Company’s licensed messaging platform allowing brick and mortar retailers or online businesses to offer branded message offerings, notifications, mobile coupons and payment solutions to any mobile device.

The Company operates and will seek to trademark the following domains and brands: www.800commerce.com, www.my800doctor.com, www.my800realtor.com, www.my800creditrepair.com, www.my800lawyer.com, www.my800homeloan.com, www.my800travel.com and others.

The first “MY800” portal launch under the 800 Commerce platform will be “My800DOCTOR.com. My800Doctor.com will seek to revolutionize the online healthcare space by offering both the insured and uninsured patient a variety of healthcare options including telehealth and telemedicine functionality, online consultations, discount prescriptions on name brand drugs and digitized personal health records presently mandated by the Federal government by 2013. The website and mobile app will allow patients to search for doctors by specialty and other categories, read reviews, view medical related video content and schedule visits electronically.

Consumers will be able to pick and choose the physician of their choice within the network, receive online consultations at a minimum cost, receive prescriptions via email and get SMS prescriptions alerts and appointment reminders cutting down on time and travel related costs associated with customary doctor visits and standard healthcare.

The Company has recently filed provisional patents relating to systems and methods for the selection of transactional services to be used in electronic commerce. The transactional services protected under the provisional patent of 800 Commerce will allow users to do transactions such as purchasing goods, obtaining information, insurance or personal services using networks such as the internet. Software can be used to facilitate the use of transactional services and to match sellers with buyers in an effective manner.

ORGANIZATION

BUSINESS

800 Commerce Inc. (“800 Commerce” or the “Company”) was formed in the State of Florida on February 10, 2010.

The Company operates payment processing services, gift and loyalty card program programs, prepaid debit cards and mobile marketing campaigns for consumers and businesses under the domain name www.800Commerce.com .. The Company offers MasterCard prepaid cards branded with corporations’ brands. The prepaid cards can be used for various applications including payroll, corporate incentives, employee incentives, and general use.  Each of these activities creates a fee opportunity for us and our affiliated banks and merchants.

The Company offers merchant processing services through Independent Service Organizations (“ISO”) and agent agreements with FrontStream Payments and Pay Ventures from which we receive residuals from each merchant account each month. In order to provide payment-processing services for Visa, MasterCard and Discover transactions, the Company must be sponsored by a financial institution that is a principal member of the respective Visa, MasterCard and Discover card associations. The Company has agreements with several processors to provide to us, on a non-exclusive basis, transaction processing and transmittal, transaction authorization and data capture, and access to various reporting tools. The Company also maintains a bank sponsorship agreement for its prepaid card programs. Monthly revenues are derived through merchant account residual payments paid to us via wire transfer or ACH each month. The Company will seek to capitalize on this presently untapped marketplace and is in the unique position to access this distribution channel, by managing and leveraging its’ merchant relationships as a vertical pipeline and distribution channel for its mobile marketing platform and social media applications for its growing merchant database and clients.

800 Commerce offers a full spectrum of secure and reliable transaction processing solutions using traditional, Internet Point of Sale (POS), e-commerce, social networks and mobile (wireless) solutions through our alliance partner network. The Company’s electronic payment processing suite of services will enable clients to accept substantially all major credit cards, debit and Automatic Teller Machine (ATM) cards and Automated Clearing House (ACH) check drafts for payment including, but not limited to, retailers, service providers, mail-order and/or Internet merchants. As an industry innovator, the Company is dedicated to delivering comprehensive services from merchant account activation, mobile marketing, gateway connections and web development to a world-wide client base.

On October 10, 2011 the Company amended its’ Articles of Incorporation, whereby the authorized shares of stock was increased to 100,000,000, comprised of 90,000,000 authorized shares of common stock and 10,000,000 authorized shares of preferred stock.